LEASES - Total lease cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Finance lease cost:
Depreciation	$ 31,122	¥ 216,664
Interest expenses	17,263	120,185	¥ 79,935	¥ 63,757
Operating lease cost	30,853	214,795
Total lease cost	$ 79,238	¥ 551,644